24. Income Taxes (Details - Loss before Provision) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United States	$ (6,946)	$ (24,757)	$ (102,483)
Foreign	1,141	(1,620)	1,060
Loss from continuing operations before income taxes	$ (5,805)	$ (26,377)	$ (101,423)